Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Other provisions, contingent liabilities and contingent assets [Abstract]
Commitments and Contingencies	Commitments and contingencies
Commitments and guarantees

	SA Rand
Figures in million	2026	2025
Capital expenditure commitments
Contracts for capital expenditure (a)	15 005	4 316
Share of joint operation's contracts for capital expenditure	22	13
Authorised by the directors but not contracted for (b)	20 992	18 462
Total capital commitments	36 019	22 791
(a)The increase relates mainly to capital commitments of approximately R10.5 billion for the Eva Copper project following the final investment decision on 24 November 2025.
(b)Capital commitments increased primarily due to major investments in the West Wits reclamation and deposition projects and
Sungazer 3 PV, which increased by approximately R2.9 billion and R1.9 billion, respectively. This was partially offset by a
R888 million decrease in Nooitgedacht TSF exploration following reduced activity, as well as a R527 million decline in the
Sungazer 2 solar project expenditure as the project reaches completion in FY27.
Contractual obligations in respect of mineral tenement leases amount to R105 million (2025: R45 million). This relates to the
Wafi-Golpu and Eva Copper projects.

	SA Rand
Figures in million	2026	2025
Guarantees
Guarantees and suretyships[1]	1 904	757
Environmental guarantees[2]	539	539
Total guarantees	2 443	1 296
[1]The guarantees and suretyships mainly relate to Eskom guarantees. The increase relates mainly to the top-up of guarantees to be in line with Eskom regulations.
2At 30 June 2026, R314 million (2025: R257 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions.
Refer to note 15.
Contingent liabilities

Critical accounting estimates and judgements
Contingencies will only realise when one or more future events occur or fail to occur. The exercise of significant judgement and estimates of the outcome of future events are required during the assessment of the impact of such contingencies.
Litigation and other judicial proceedings as a rule raise difficult and complex legal issues and are subject to uncertainties and complexities including, but not limited to, the facts and circumstances of each particular case, issues regarding the jurisdiction in which the suit is brought and differences in applicable law. Upon resolution of any pending legal matter, the group may be forced to incur charges in excess of the presently established provisions and related insurance coverage. It is possible that the financial position, results of operations or cash flows of the group could be materially affected by the outcome of the litigation.

36Commitments and contingencies continued
Contingent liabilities continued
The following contingent liabilities have been identified:
(a)On 1 December 2008, Harmony issued 3 364 675 Harmony shares to Rio Tinto Limited (Rio Tinto) for the purchase of Rio
Tinto’s rights to the royalty agreement entered into prior to our acquisition of the Wafi deposits in PNG. The shares were valued at R242 million on the transaction date. An additional US$10 million in cash will be payable when the decision to mine is made. Of this amount, Harmony is responsible for paying the first US$7 million, with the balance of US$3 million being borne equally by the joint operators.
(b)The group may have potential exposure relating to the rehabilitation of groundwater contamination and radiological impacts associated with current and historical operations. The group has initiated analytical assessments to identify, quantify and mitigate any impacts that may arise. Scientific, technical and legal studies are ongoing to assist in determining the extent of contamination and the most appropriate remediation solutions. The group has implemented measures to mitigate seepage and groundwater plume migration.
Reverse osmosis (RO) water treatment facilities have been implemented at Doornkop, Tshepong West (Nyala), Target 1,
Harmony One Plant, Kareerand (MWS) and Tau Tona. These facilities assist in reducing reliance on externally supplied potable water and enhance water security at the respective operations. The group is also assessing the potential installation of an RO facility at Moab Khotsong, as well as upgrades to existing facilities at Doornkop and Target 1.
Preliminary studies have also been completed to assess measures for managing and mitigating seepage from tailings storage facilities. Should ongoing studies identify alternative remediation solutions, or should regulatory authorities not approve the proposed remediation measures, the group may be required to revise existing estimates and provisions or recognise additional liabilities. Such changes could have a material impact on the group's financial statements.
(c)Due to the interconnected nature of mining operations in South Africa, any long-term solution to potential flooding and groundwater decant risks requires an integrated regional approach involving affected mining companies. Accordingly, the
DMPR and affected mining companies have identified the need for a regional mine closure strategy. During 2024, the DMPR released a draft mine closure strategy for public comment.
Harmony has undertaken regional flood modelling and various specialist studies to evaluate groundwater and decant-related risks. Regional geohydrological assessments have been completed for all South African operations and indicate no foreseeable risk of groundwater decant affecting the group's Free State and Gauteng operations. In addition, potential decant risks associated with the Klerksdorp-Orkney-Stilfontein-Hartebeestfontein groundwater system, linked to the Moab Khotsong operation, are being actively managed.
As additional regional studies are completed, knowledge of groundwater systems and associated closure requirements may improve. Should future studies identify alternative solutions, or should regulators require measures that differ from current assumptions, the group may be required to recognise additional liabilities or revise existing estimates. Such outcomes could have a material impact on the group's financial statements.
The group continues to enhance operational water management and monitoring programmes across its operations. Accurate water balances support regulatory compliance, resource efficiency and environmental risk management. Ongoing work is being undertaken to integrate operational water balances into broader regional water management frameworks.
(d)The group's South African operations have either obtained Water Use Licences in terms of the National Water Act or have submitted applications to the Department of Water and Sanitation (DWS). Water Use Licence applications relating to the Free
State Operations and Doornkop remain under consideration by the DWS. Pending approval of these applications, the relevant operations continue to operate in accordance with applicable legal and regulatory requirements
(e)In terms of the sale agreements entered into with Rand Uranium, Harmony retained financial exposure relating to environmental disturbances and degradation caused by it before the effective date, in excess of R75 million of potential claims. Rand Uranium is therefore liable for all claims up to R75 million and retains legal liability. The likelihood of potential claims cannot be determined presently and no provision for any liability has been made in the financial statements.
(f)Randfontein Estates Limited (REL), a subsidiary of Harmony has an existing legal dispute with the Merafong Municipality
(Merafong) relating to rates payable in terms of Merafong's Supplementary Valuation Roll 6 (SVR6). REL lodged appeals against the market values contained in SVR6. Merafong is contending for total rates payable of between R124 million and
R164 million under SVR6, while Harmony is contending for total rates payable of between R17 million and R69 million on the basis that certain items of the mining operations are not rateable and/or disregarded for valuation purposes and that depreciation, rehabilitation, phasing-in and category use changes are favourably considered by the Merafong Valuation
Appeal Board (Merafong VAB). Payment arrangements have been concluded between REL and Merafong in relation to these rates disputes. The Merafong VAB hearings are currently underway with other mining companies with similar legal disputes.
Harmony’s appeal hearing is ongoing and expected to conclude during the 2027 financial year, whereafter the outcome of the matter will be decided upon by the Merafong VAB.